UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-1435



                                AMCAP Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: February 28, 2005

                   Date of reporting period: November 30, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

AMCAP FUND
Investment portfolio

November 30, 2004
                                                                     unaudited

                                                                                                                  Market value
COMMON STOCKS -- 82.20%                                                                                Shares            (000)


CONSUMER DISCRETIONARY -- 21.64%
Target Corp.                                                                                        5,425,000      $   277,869
Lowe's Companies, Inc.                                                                              4,720,000          261,158
eBay Inc.(1)                                                                                        1,972,000          221,751
Best Buy Co., Inc.                                                                                  3,825,000          215,654
Carnival Corp., units                                                                               3,685,200          195,352
Time Warner Inc.(1)                                                                                10,747,500          190,338
Liberty Media Corp., Class A(1)                                                                    17,400,000          179,742
IAC/InterActiveCorp(1)                                                                              7,061,600          174,351
Kohl's Corp.(1)                                                                                     3,625,000          167,330
Harley-Davidson Motor Co.                                                                           2,871,900          166,053
Johnson Controls, Inc.                                                                              2,690,000          165,166
Outback Steakhouse, Inc.(2)                                                                         3,710,000          160,643
Ross Stores, Inc.                                                                                   5,175,000          139,208
Garmin Ltd.                                                                                         1,998,600          116,358
Comcast Corp., Class A, special nonvoting stock(1)                                                  2,500,000           74,125
Comcast Corp., Class A(1)                                                                           1,200,000           36,048
Michaels Stores, Inc.                                                                               4,010,000          109,593
Brinker International, Inc.(1)                                                                      2,725,000           93,004
Dollar General Corp.                                                                                4,500,000           88,875
Williams-Sonoma, Inc.(1)                                                                            2,425,000           88,779
Starbucks Corp.(1)                                                                                  1,470,000           82,702
Gentex Corp.                                                                                        2,500,000           80,800
Walt Disney Co.                                                                                     3,000,000           80,640
Sonic Corp.(1)                                                                                      2,625,000           76,571
Panera Bread Co., Class A(1)                                                                        1,480,000           59,111
CarMax, Inc.(1)                                                                                     2,000,000           55,700
Clear Channel Communications, Inc.                                                                  1,550,000           52,204
Interpublic Group of Companies, Inc.(1)                                                             4,134,000           51,303
Liberty Media International, Inc., Class A(1)                                                       1,048,058           45,129
Cox Communications, Inc., Class A(1)                                                                1,200,000           41,604
International Game Technology                                                                         850,000           30,048
Gap, Inc.                                                                                             850,000           18,573
                                                                                                                     3,795,782

INFORMATION TECHNOLOGY -- 15.63%
First Data Corp.                                                                                    6,174,825          253,724
Applied Materials, Inc.(1)                                                                         12,450,000          207,168
Cisco Systems, Inc.(1)                                                                              9,829,300          183,906
Microsoft Corp.                                                                                     6,670,000          178,823
Yahoo! Inc.(1)                                                                                      4,011,200          150,901
Sanmina-SCI Corp.(1)                                                                               14,510,000          128,123
Texas Instruments Inc.                                                                              4,550,000          110,019
Analog Devices, Inc.                                                                                2,900,000          107,155
Google Inc., Class A(1)                                                                               550,000          100,650
Automatic Data Processing, Inc.                                                                     2,160,000           98,345
Intuit Inc.(1)                                                                                      2,154,300           90,136
Oracle Corp.(1)                                                                                     7,000,000           88,620
Sabre Holdings Corp., Class A                                                                       3,638,800           83,984
Solectron Corp.(1)                                                                                 13,140,000           82,125
EMC Corp.(1)                                                                                        5,950,000           79,849
Xilinx, Inc.                                                                                        2,500,000           78,050
Microchip Technology Inc.                                                                           2,500,000           70,450
Symbol Technologies, Inc.                                                                           4,500,000           68,220
National Instruments Corp.                                                                          2,343,750           67,031
Linear Technology Corp.                                                                             1,700,000           64,872
Altera Corp.(1)                                                                                     2,850,000           64,638
Jabil Circuit, Inc.(1)                                                                              2,287,000           57,312
Paychex, Inc.                                                                                       1,600,000           53,056
Intersil Corp., Class A                                                                             3,084,100           49,654
NAVTEQ Corp.(1)                                                                                     1,122,100           48,419
Ceridian Corp.(1)                                                                                   2,400,000           45,384
Maxim Integrated Products, Inc.                                                                     1,000,000           40,960
Rogers Corp.(1)                                                                                       750,000           35,587
KLA-Tencor Corp.(1)                                                                                   700,000           31,542
Cadence Design Systems, Inc.(1)                                                                     1,685,800           23,163
                                                                                                                     2,741,866

HEALTH CARE -- 14.21%
WellPoint Health Networks Inc., Class A(1)                                                          2,400,000          300,240
HCA Inc.                                                                                            5,305,000          209,123
Express Scripts, Inc.(1)                                                                            2,900,000          208,684
Medtronic, Inc.                                                                                     3,820,000          183,551
Biogen Idec Inc.(1)                                                                                 2,872,500          168,558
Forest Laboratories, Inc.(1)                                                                        4,025,000          156,854
Guidant Corp.                                                                                       2,110,000          136,791
Eli Lilly and Co.                                                                                   2,560,000          136,525
Lincare Holdings Inc.(1)                                                                            3,000,000          115,770
St. Jude Medical, Inc.(1)                                                                           2,860,200          109,088
Bristol-Myers Squibb Co.                                                                            4,225,000           99,288
Amgen Inc.(1)                                                                                       1,615,000           96,965
Caremark Rx, Inc.(1)                                                                                2,700,000           96,552
Medicis Pharmaceutical Corp., Class A                                                               2,570,100           94,554
AmerisourceBergen Corp.                                                                             1,600,000           94,304
Becton, Dickinson and Co.                                                                           1,650,000           90,387
IDEXX Laboratories, Inc.(1)                                                                         1,074,600           55,449
Genentech, Inc.(1)                                                                                    600,000           28,950
Pfizer Inc                                                                                            768,200           21,333
Applera Corp. - Applied Biosystems Group                                                            1,000,000           20,500
Henry Schein, Inc.(1)                                                                                 250,000           16,295
ResMed Inc(1)                                                                                         300,000           15,018
Abbott Laboratories                                                                                   300,000           12,588
Barr Pharmaceuticals, Inc.(1)                                                                         300,000           11,715
TECHNE Corp.(1)                                                                                       289,900           10,770
Schering-Plough Corp.                                                                                 139,100            2,483
                                                                                                                     2,492,335

FINANCIALS -- 8.84%
Fannie Mae                                                                                          5,515,000      $   378,881
American International Group, Inc.                                                                  4,280,000          271,138
Capital One Financial Corp.                                                                         3,401,200          267,266
Wells Fargo & Co.                                                                                   2,020,000          124,775
Freddie Mac                                                                                         1,750,000          119,455
M&T Bank Corp.                                                                                        959,230          101,113
MBNA Corp.                                                                                          2,700,000           71,712
Independence Community Bank Corp.                                                                   1,656,000           70,347
Bank of New York Co., Inc.                                                                          1,740,000           57,263
City National Corp.                                                                                   510,000           34,884
Southwest Bancorporation of Texas, Inc.                                                             1,400,000           34,244
Arthur J. Gallagher & Co.                                                                             600,000           18,390
                                                                                                                     1,549,468

INDUSTRIALS -- 7.13%
Precision Castparts Corp.                                                                           2,620,000          169,881
General Dynamics Corp.                                                                              1,540,000          166,874
Robert Half International Inc.                                                                      5,900,000          159,477
Southwest Airlines Co.                                                                              9,565,000          150,457
General Electric Co.                                                                                3,750,000          132,600
Avery Dennison Corp.                                                                                1,744,200          102,315
United Parcel Service, Inc., Class B                                                                1,100,000           92,565
FedEx Corp.                                                                                           790,000           75,074
Illinois Tool Works Inc.                                                                              475,000           44,759
ChoicePoint Inc.(1)                                                                                 1,000,000           43,850
United Technologies Corp.                                                                             400,000           39,032
Education Management Corp.(1)                                                                         900,000           29,826
Jacobs Engineering Group Inc.(1)                                                                      500,000           22,985
ServiceMaster Co.                                                                                   1,600,000           21,072
                                                                                                                     1,250,767

CONSUMER STAPLES -- 5.20%
Avon Products, Inc.                                                                                 4,080,000          153,163
Altria Group, Inc.                                                                                  2,500,000          143,725
PepsiCo, Inc.                                                                                       2,665,000          133,010
Walgreen Co.                                                                                        2,850,000          108,813
Anheuser-Busch Companies, Inc.                                                                      1,545,000           77,389
Costco Wholesale Corp.                                                                              1,500,000           72,900
Dean Foods Co.(1)                                                                                   2,300,000           72,841
Wal-Mart Stores, Inc.                                                                               1,000,000           52,060
Constellation Brands, Inc., Class A(1)                                                                915,000           40,901
Gillette Co.                                                                                          700,000           30,443
Performance Food Group Co.(1)                                                                       1,010,000           26,502
                                                                                                                       911,747

ENERGY -- 4.29%
Devon Energy Corp.                                                                                  5,970,000          247,277
Apache Corp.                                                                                        2,150,000          116,229
Smith International, Inc.(1)                                                                        1,910,000          115,689
Schlumberger Ltd.                                                                                   1,590,000          104,352
Noble Corp.(1)                                                                                      1,823,400           88,344
Pogo Producing Co.                                                                                    900,000           45,450
ENSCO International Inc.                                                                            1,100,000           34,441
                                                                                                                       751,782

TELECOMMUNICATION SERVICES -- 1.18%
Telephone and Data Systems, Inc.                                                                    1,525,000    $     118,187
CenturyTel, Inc.                                                                                    2,690,000           88,555
                                                                                                                       206,742

MATERIALS -- 1.00%
Sealed Air Corp.(1)                                                                                 1,200,000           61,692
International Flavors & Fragrances Inc.                                                             1,500,000           60,750
Cambrex Corp.                                                                                       1,300,000           32,240
Vulcan Materials Co.                                                                                  400,000           20,740
                                                                                                                       175,422

UTILITIES -- 0.36%
Duke Energy Corp.                                                                                   2,499,000           63,175


MISCELLANEOUS -- 2.72%
Other common stocks in initial period of acquisition                                                                   476,044


TOTAL COMMON STOCKS (cost: $11,275,969,000)                                                                         14,415,130



                                                                                             Principal amount
SHORT-TERM SECURITIES -- 17.65%                                                                         (000)


Federal Home Loan Bank 1.745%-2.12% due 12/8/2004-1/28/2005                                          $224,300          223,967
J.P. Morgan Chase & Co. 1.90%-2.12% due 12/2/2004-1/24/2005                                           100,000           99,824
Park Avenue Receivables Co., LLC 2.02% due 12/13-12/14/2004(3)                                         49,700           49,663
Wal-Mart Stores Inc. 1.81%-2.09% due 12/1/2004-1/11/2005(3)                                           147,300          147,208
CAFCO, LLC 1.84%-2.19% due 12/3/2004-1/27/2005(3)                                                     145,900          145,613
DuPont (E.I.) de Nemours & Co. 1.79%-2.10% due 12/2/2004-1/19/2005                                    141,700          141,525
Pfizer Inc 1.84%-2.12% due 12/13/2004-2/4/2005(3)                                                     141,348          140,959
Bank of America Corp. 1.85%-2.11% due 12/3/2004-2/2/2005                                              107,100          106,931
Ranger Funding Co. LLC 2.02% due 12/13/04(3)                                                           30,000           29,978
Procter & Gamble Co. 1.76%-2.14% due 12/9/2004-1/21/2005(3)                                           130,200          130,008
Variable Funding Capital Corp. 1.91%-2.18% due 12/17/2004-1/18/2005(3)                                129,100          128,876
Freddie Mac 2.04%-2.22% due 1/11-2/7/2005                                                             127,000          126,591
Wells Fargo & Co. 2.00%-2.18% due 1/10-1/28/2005                                                      125,000          124,987
FCAR Owner Trust I 2.03%-2.21% due 1/5-1/24/2005                                                      125,000          124,645
Clipper Receivables Co., LLC 1.97%-2.04% due 12/15-12/21/2004(3)                                      123,400          123,269
Coca-Cola Co. 1.85%-2.17% due 12/17/2004-1/26/2005                                                    108,100          107,837
BellSouth Corp. 1.95%-2.16% due 12/16/2004-1/25/2005(3)                                                99,200           98,983
General Electric Capital Services, Inc. 2.11% due 1/12/2005                                            50,000           49,870
Edison Asset Securitization LLC 1.85%-2.13% due 12/3/2004-1/12/2005(3)                                 46,600           46,495
SBC Communications Inc. 1.94%-2.23% due 12/14/2004-1/10/2005(3)                                        92,300           92,180
Exxon Project Investment Corp. 2.01% due 12/30/2004(3)                                                 50,000           49,916
Exxon Asset Management Co. 1.99% due 12/15/2004(3)                                                     33,200           33,172
U.S. Treasury Bills 1.57%-2.085% due 12/9/2004-2/17/2005                                               81,000           80,754
Three Pillars Funding, LLC 2.10%-2.24% due 12/20/2004-1/7/2005(3)                                      75,396           75,242
Abbott Laboratories Inc. 1.97%-2.11% due 12/28/2004-1/11/2005(3)                                       73,300           73,146
Triple-A One Funding Corp. 2.00%-2.03% due 12/9/2004-1/24/2005(3)                                      62,600           62,519
Eli Lilly and Co. 1.83%-2.03% due 12/14/2004-1/21/2005(3)                                              61,700           61,551

                                                                      unaudited

                                                                                             Principal amount     Market value
SHORT-TERM SECURITIES                                                                                   (000)            (000)


New Center Asset Trust Plus 2.01%-2.25% due 1/4-1/31/2005                                             $52,300  $        52,141
Federal Farm Credit Banks 1.72%-1.81% due 12/8-12/23/2004                                              50,000           49,962
International Bank for Reconstruction and Development 1.94% due 12/28/2004                             50,000           49,926
NetJets Inc. 1.85%-2.15% due 12/20/2004-1/27/2005(3)                                                   50,000           49,921
Caterpillar Financial Services Corp. 2.01%-2.06% due 12/16/2004-1/10/2005                              45,000           44,923
Private Export Funding Corp. 1.94%-2.02% due 12/21/2004-1/25/2005(3)                                   45,000           44,900
Gannett Co. 2.06% due 1/12/2005(3)                                                                     37,100           37,009
Anheuser-Busch Cos. Inc. 1.85% due 12/28/2004(3)                                                       29,700           29,657
American Express Credit Corp. 2.04% due 12/27/2004                                                     26,600           26,559
Harvard University 2.05% due 2/7/2005                                                                  20,000           19,915
Colgate-Palmolive Co. 2.00% due 12/15/2004(3)                                                          15,000           14,987


TOTAL SHORT-TERM SECURITIES (cost: $3,095,777,000)                                                                   3,095,609


TOTAL INVESTMENT SECURITIES (cost: $14,371,746,000)                                                                 17,510,739
Other assets less liabilities                                                                                           25,673

NET ASSETS                                                                                                         $17,536,412

Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
(3) Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,665,252,000 which represented 9.50% of the net assets of the fund.



INVESTMENTS IN AFFILIATES


A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended November 30, 2004 appear below.

                                                                                               Dividend income     Market value
Company                    Beginning shares      Purchases         Sales       Ending shares             (000)            (000)

Outback Steakhouse                3,710,000             --            --           3,710,000              $482         $160,643




Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                           $   3,534,552
Gross unrealized depreciation on investment securities                                                                (397,230)
Net unrealized appreciation on investment securities                                                                 3,137,322
Cost of investment securities for federal income tax purposes                                                       14,373,417



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. AMCAP FUND, Inc.

By

/s/ Claudia P. Huntington
-------------------------------------------------------
Claudia P. Huntington, President and PEO

Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ Claudia P. Huntington
-----------------------------------------------------
Claudia P. Huntington, President and PEO

Date: January 28, 2005


By

/s/ Jeffrey P. Regal
-----------------------------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: January 28, 2005